VIRTUS INSIGHT MONEY MARKET FUND
Virtus Insight Money Market Fund
Investment Objective
The fund has an investment objective of providing as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS INSIGHT MONEY MARKET FUND	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS INSIGHT MONEY MARKET FUND	Class A	Class I
Management Fees	0.11%	0.11%
Distribution and Shareholder Servicing (12b-1) Fees	0.10%	none
Shareholder Servicing Fees	0.25%	0.05%
Remainder of Other Expenses	0.10%	0.10%
Total Other Expenses	0.35%	0.15%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.57%	0.27%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VIRTUS INSIGHT MONEY MARKET FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	58	183	318	714
Class I	Sold or Held	28	87	152	343

Expense Example, No Redemption VIRTUS INSIGHT MONEY MARKET FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	58	183	318	714
Class I	Sold or Held	28	87	152	343

Investments, Risks and Performance Principal Investment Strategies
The fund invests only in high-quality short-term money market instruments that, in the opinion of the fund’s subadviser, present minimal credit risks. The fund invests in a broad range of short-term money market instruments, including U.S. Government securities, repurchase agreements, as well as bank and commercial obligations. Commercial paper purchases by the fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.The principal risks of investing in the fund are:

> Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

> Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

> Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.

> Income Risk.  The risk that income received from the fund will vary widely over the short- and long-term.

> Principal Stability Risk.  The risk that the fund may not be able to maintain a stable net asset value of $1.00.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Annual Return %

Best Quarter:	Q3/2007:	1.34%	Worst Quarter:	Q3/2012:	0.00%	Year-to-date (3/31/14):	0.00%

Average Annual Total Returns (for the periods ended 12/31/13)
Average Annual Total Returns VIRTUS INSIGHT MONEY MARKET FUND	Label	1 Year	5 Years	10 Years
Class I	Class I	0.01%	0.17%	1.83%
Class A	Class A	0.01%	0.07%	1.62%

As of December 31, 2013, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.01%. For current yield information, call 800-243-1574.